UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SMALL CAP STOCK FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48494-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
April 30, 2011 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            COMMON STOCKS (96.2%)

            CONSUMER DISCRETIONARY (17.4%)
            ------------------------------
            ADVERTISING (1.1%)
   230,300  Arbitron, Inc.                                             $     8,908
    87,740  Harte Hanks, Inc.                                                  815
                                                                       -----------
                                                                             9,723
                                                                       -----------
            APPAREL RETAIL (4.7%)
    94,975  Aeropostale, Inc.*                                               2,425
   127,100  Ann, Inc.*                                                       3,967
   195,800  Ascena Retail Group, Inc.*                                       6,127
   396,064  Cato Corp. "A"                                                  10,104
    41,800  Children's Place Retail Stores, Inc.*                            2,222
    33,269  Citi Trends, Inc.*                                                 740
   123,200  Collective Brands, Inc.*                                         2,587
    49,500  DSW, Inc. "A"*(a)                                                2,350
   530,650  Stage Stores, Inc.                                              10,220
    66,620  Stein Mart, Inc.                                                   725
                                                                       -----------
                                                                            41,467
                                                                       -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (1.5%)
    74,220  Carter's, Inc.*                                                  2,295
    36,400  Kenneth Cole Productions, Inc. "A"*                                490
    27,500  Under Armour, Inc. "A"*                                          1,883
    79,200  UniFirst Corp.                                                   4,099
    74,800  Warnaco Group, Inc.*                                             4,814
                                                                       -----------
                                                                            13,581
                                                                       -----------
            AUTO PARTS & EQUIPMENT (1.1%)
   119,900  American Axle & Manufacturing Holdings, Inc.*                    1,535
   242,400  Dana Holding Corp.*                                              4,404
    12,413  Dorman Products, Inc.*                                             484
    74,000  Standard Motor Products, Inc.                                    1,055
    50,000  Tenneco, Inc.*                                                   2,310
                                                                       -----------
                                                                             9,788
                                                                       -----------
            CABLE & SATELLITE (0.1%)
    33,400  Knology, Inc.*                                                     509
                                                                       -----------
            CASINOS & GAMING (0.4%)
    87,600  Bally Technologies, Inc.*                                        3,416
                                                                       -----------
            DEPARTMENT STORES (0.1%)
    61,000  Bon-Ton Stores, Inc.                                               847
                                                                       -----------
            EDUCATION SERVICES (0.2%)
    79,360  Lincoln Educational Services Corp.                               1,325
                                                                       -----------
            FOOTWEAR (1.1%)
    64,900  Crocs, Inc.*                                                     1,305
    46,500  Deckers Outdoor Corp.*                                           3,946
   127,900  Skechers U.S.A., Inc. "A"*                                       2,437

================================================================================

1  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
    47,100  Timberland Co. "A"*                                        $     2,128
                                                                       -----------
                                                                             9,816
                                                                       -----------
            GENERAL MERCHANDISE STORES (0.4%)
   279,800  Fred's, Inc. "A"                                                 3,906
                                                                       -----------
            HOME FURNISHINGS (0.3%)
    67,030  Kid Brands, Inc.*                                                  490
    27,500  Tempur-Pedic International, Inc.*                                1,726
                                                                       -----------
                                                                             2,216
                                                                       -----------
            HOMEFURNISHING RETAIL (0.1%)
    79,379  Kirklands, Inc.*                                                 1,198
                                                                       -----------
            HOTELS, RESORTS, & CRUISE LINES (0.5%)
   119,600  Choice Hotels International, Inc.                                4,471
                                                                       -----------
            HOUSEHOLD APPLIANCES (1.0%)
   240,000  Helen of Troy Ltd.*                                              7,469
    35,300  iRobot Corp.*(a)                                                 1,250
                                                                       -----------
                                                                             8,719
                                                                       -----------
            INTERNET RETAIL (0.1%)
    41,700  NutriSystem, Inc.(a)                                               627
                                                                       -----------
            LEISURE PRODUCTS (0.7%
    95,700  Brunswick Corp.                                                  2,237
   176,000  LeapFrog Enterprises, Inc.*                                        752
    27,900  Polaris Industries, Inc.                                         2,941
                                                                       -----------
                                                                             5,930
                                                                       -----------
            MOVIES & ENTERTAINMENT (0.0%)
    92,520  LodgeNet Interactive Corp.*(a)                                     325
                                                                       -----------
            PUBLISHING (0.5%)
    62,100  Dex One Corp.*                                                     261
   134,500  Valassis Communications, Inc.*                                   3,878
                                                                       -----------
                                                                             4,139
                                                                       -----------
            RESTAURANTS (2.1%)
    58,692  California Pizza Kitchen, Inc.*                                    939
   177,860  CEC Entertainment, Inc.                                          6,728
    69,700  Cheesecake Factory, Inc.*                                        2,050
    70,640  Dominos Pizza, Inc.*                                             1,312
    45,600  Jack in the Box, Inc.*                                             942
   133,500  Krispy Kreme Doughnuts, Inc.*                                      749
    28,500  Papa John's International, Inc.*                                   857
   440,400  Sonic Corp.*                                                     4,941
                                                                       -----------
                                                                            18,518
                                                                       -----------
            SPECIALIZED CONSUMER SERVICES (1.4%)
    39,300  Coinstar, Inc.*(a)                                               2,122
   130,121  Matthews International Corp. "A"                                 5,223
    69,300  Sotheby's Holdings, Inc. "A"                                     3,501
    24,600  Steiner Leisure Ltd.*                                            1,194
                                                                       -----------
                                                                            12,040
                                                                       -----------
            SPECIALTY STORES (0.0%)
    29,757  Big 5 Sporting Goods Corp.                                         356
                                                                       -----------
            Total Consumer Discretionary                                   152,917
                                                                       -----------
            CONSUMER STAPLES (1.8%)
            -----------------------
            BREWERS (0.1%)
     8,700  Boston Beer Co., Inc. "A"*                                         820
                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            FOOD DISTRIBUTORS (0.0%)
    14,140  Spartan Stores, Inc.                                       $       221
                                                                       -----------
            FOOD RETAIL (0.8%)
   125,719  Casey's General Stores, Inc.(a)                                  4,907
    75,510  Pantry, Inc.*                                                    1,169
    27,500  Ruddick Corp.                                                    1,141
                                                                       -----------
                                                                             7,217
                                                                       -----------
            PACKAGED FOODS & MEAT (0.4%)
   152,300  Snyder's-Lance, Inc.                                             3,008
                                                                       -----------
            PERSONAL PRODUCTS (0.5%)
     5,200  Herbalife Ltd.                                                     467
    26,580  Inter Parfums, Inc.                                                506
   106,203  Nu Skin Enterprises, Inc. "A"(a)                                 3,408
                                                                       -----------
                                                                             4,381
                                                                       -----------
            Total Consumer Staples                                          15,647
                                                                       -----------
            ENERGY (4.9%)
            -------------
            COAL & CONSUMABLE FUELS (0.5%)
    87,600  Cloud Peak Energy, Inc.*                                         1,824
   226,420  International Coal Group, Inc.*                                  2,497
                                                                       -----------
                                                                             4,321
                                                                       -----------
            OIL & GAS EQUIPMENT & SERVICES (2.2%)
    87,600  Bristow Group, Inc.                                              4,065
   151,449  Cal Dive International, Inc.*                                    1,190
     6,700  CARBO Ceramics, Inc.                                             1,078
    70,300  ION Geophysical Corp.*                                             889
   115,975  Matrix Service Co.*                                              1,677
   162,900  Newpark Resources, Inc.*                                         1,471
     6,000  OYO Geospace Corp.*                                                560
    92,412  RPC, Inc.(a)                                                     2,500
    51,089  Seacor Holdings, Inc.                                            5,049
    67,993  TETRA Technologies, Inc.*                                        1,004
                                                                       -----------
                                                                            19,483
                                                                       -----------
            OIL & GAS EXPLORATION & PRODUCTION (2.0%)
    44,300  Callon Petroleum Co.*                                              303
    34,200  Carrizo Oil & Gas, Inc.*                                         1,363
    19,700  Contango Oil & Gas Co.*                                          1,220
    20,500  GeoResources, Inc.*                                                595
    95,064  Gulfport Energy Corp.*                                           3,236
   253,200  Penn Virginia Corp.                                              3,914
    28,889  St. Mary Land & Exploration Co.                                  2,191
    66,400  Stone Energy Corp.*                                              2,348
    57,400  VAALCO Energy, Inc.*                                               400
    73,700  W&T Offshore, Inc.(a)                                            1,976
                                                                       -----------
                                                                            17,546
                                                                       -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   146,900  Scorpio Tankers, Inc.*                                           1,729
                                                                       -----------
            Total Energy                                                    43,079
                                                                       -----------
            FINANCIALS (13.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   426,100  Ares Capital Corp.                                               7,546
    24,656  Calamos Asset Management, Inc. "A"                                 401
                                                                       -----------
                                                                             7,947
                                                                       -----------
            CONSUMER FINANCE (0.8%)
    36,700  Cardtronics, Inc.*                                                 780
                                                                       -----------

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
     8,400  Cash America International, Inc.                           $       399
    86,560  Dollar Financial Corp.*                                          1,990
    80,760  EZCORP, Inc. "A"*                                                2,543
    40,799  First Cash Financial Services, Inc.*                             1,601
                                                                       -----------
                                                                             7,313
                                                                       -----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
    15,100  HFF, Inc. "A"*                                                     226
                                                                       -----------
            INVESTMENT BANKING & BROKERAGE (0.4%)
   138,900  BGC Partners, Inc. "A"(a)                                        1,340
    36,450  Stifel Financial Corp.*                                          1,665
                                                                       -----------
                                                                             3,005
                                                                       -----------
            LIFE & HEALTH INSURANCE (1.6%)
    54,100  CNO Financial Group, Inc.*                                         436
   292,100  Delphi Financial Group, Inc. "A"                                 9,332
    35,242  FBL Financial Group, Inc. "A"                                    1,075
   139,700  Primerica, Inc.                                                  3,230
                                                                       -----------
                                                                            14,073
                                                                       -----------
            MULTI-SECTOR HOLDINGS (0.0%)
    20,400  Compass Diversified Holdings                                       342
                                                                       -----------
            PROPERTY & CASUALTY INSURANCE (1.2%)
    10,983  Alleghany Corp.*                                                 3,613
   175,900  Amerisafe, Inc.*                                                 3,928
   175,334  Assured Guaranty Ltd.                                            2,981
    14,900  Tower Group, Inc.                                                  341
                                                                       -----------
                                                                            10,863
                                                                       -----------
            REGIONAL BANKS (3.7%)
    36,685  Cardinal Financial Corp.                                           412
   614,814  First Busey Corp.                                                3,228
   479,800  First Midwest Bancorp, Inc.                                      6,285
    76,900  Hancock Holding Co.(a)                                           2,511
   280,980  International Bancshares Corp.                                   4,951
   189,000  MB Financial, Inc.                                               3,910
    20,540  Signature Bank*                                                  1,196
   322,900  Webster Financial Corp.                                          6,949
    51,500  Westamerica Bancorp                                              2,616
                                                                       -----------
                                                                            32,058
                                                                       -----------
            REINSURANCE (0.6%)
   148,000  Platinum Underwriters Holdings Ltd.                              5,596
                                                                       -----------
            REITs - DIVERSIFIED (0.2%)
    27,300  PS Business Parks, Inc.                                          1,645
                                                                       -----------
            REITs - OFFICE (0.3%)
    78,800  Mack-Cali Realty Corp.                                           2,783
                                                                       -----------
            REITs - RESIDENTIAL (1.4%)
   108,300  American Campus Communities, Inc.                                3,807
   188,900  Campus Crest Communities, Inc.                                   2,233
   415,268  Education Realty Trust, Inc.                                     3,534
    24,800  Equity LifeStyle Properties, Inc.                                1,483
    13,400  Mid-America Apartment Communities, Inc.                            896
                                                                       -----------
                                                                            11,953
                                                                       -----------
            REITs - SPECIALIZED (0.7%)
   247,794  DiamondRock Hospitality Co.                                      2,984
    54,280  OMEGA Healthcare Investors, Inc.                                 1,246
   263,500  Strategic Hotel Capital, Inc.*                                   1,797
                                                                       -----------
                                                                             6,027
                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            SPECIALIZED FINANCE (0.2%)
    32,750  Life Partners Holdings, Inc.(a)                            $       230
    38,000  NewStar Financial, Inc.*                                           454
    13,100  Portfolio Recovery Associates, Inc.*                             1,182
                                                                       -----------
                                                                             1,866
                                                                       -----------
            THRIFTS & MORTGAGE FINANCE (1.5%)
   270,160  First Niagara Financial Group, Inc.                              3,890
   132,004  Flushing Financial Corp.                                         1,943
   548,000  Northwest Bancshares, Inc.                                       6,900
                                                                       -----------
                                                                            12,733
                                                                       -----------
            Total Financials                                               118,430
                                                                       -----------
            HEALTH CARE (12.7%)
            -------------------
            BIOTECHNOLOGY (1.4%)
   160,020  Alkermes, Inc.*                                                  2,308
    92,800  Cubist Pharmaceuticals, Inc.*                                    3,141
    70,991  Emergent BioSolutions, Inc.*                                     1,648
    99,700  Isis Pharmaceuticals, Inc.*                                        935
   125,637  Maxygen, Inc.                                                      648
   160,100  Nabi Biopharmaceuticals*                                           926
    23,970  Neurocrine Biosciences, Inc.*                                      184
    16,400  Onyx Pharmaceuticals, Inc.*                                        616
   237,510  PDL BioPharma, Inc.                                              1,525
   109,343  SciClone Pharmaceuticals, Inc.*                                    482
                                                                       -----------
                                                                            12,413
                                                                       -----------
            HEALTH CARE DISTRIBUTORS (0.1%)
    32,500  Owens & Minor, Inc.                                              1,120
                                                                       -----------
            HEALTH CARE EQUIPMENT (1.9%)
    60,000  American Medical Systems Holdings, Inc.*                         1,770
   108,200  Cyberonics, Inc.*                                                3,848
    16,100  Integra LifeSciences Holdings Corp.*                               842
   101,026  Invacare Corp.(a)                                                3,324
    49,170  Kensey Nash Corp.*                                               1,216
    26,700  Natus Medical, Inc.*                                               453
    27,770  Sirona Dental Systems, Inc.*                                     1,585
    22,700  SonoSite, Inc.*                                                    788
    82,850  Steris Corp.                                                     2,986
                                                                       -----------
                                                                            16,812
                                                                       -----------
            HEALTH CARE FACILITIES (0.8%)
   249,600  AmSurg Corp.*                                                    6,704
                                                                       -----------
            HEALTH CARE SERVICES (1.5%)
    25,900  Air Methods Corp.*                                               1,751
    41,080  Amedisys, Inc.*                                                  1,369
    25,800  Catalyst Health Solutions, Inc.*                                 1,537
    86,174  CorVel Corp.*                                                    4,464
    71,570  Gentiva Health Services, Inc.*                                   2,004
    62,900  LHC Group, Inc.*                                                 1,863
    43,652  Providence Service Corp.*                                          643
                                                                       -----------
                                                                            13,631
                                                                       -----------
            HEALTH CARE SUPPLIES (1.5%)
    72,670  Haemonetics Corp.*                                               5,101
   156,900  ICU Medical, Inc.*                                               7,078
    41,775  Merit Medical Systems, Inc.*                                       974
                                                                       -----------
                                                                            13,153
                                                                       -----------
            LIFE SCIENCES TOOLS & SERVICES (2.8%)
    18,100  Bio-Rad Laboratories, Inc. "A"*                                  2,265
   256,310  Bruker Corp.*                                                    5,059

================================================================================

5  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
   181,800  Charles River Laboratories International, Inc.*            $     7,670
   384,800  ICON plc ADR*                                                    9,451
                                                                       -----------
                                                                            24,445
                                                                       -----------
            MANAGED HEALTH CARE (0.9%)
    38,400  AMERIGROUP Corp.*                                                2,623
    55,100  HealthSpring, Inc.*                                              2,286
    71,400  Molina Healthcare, Inc.*                                         3,070
                                                                       -----------
                                                                             7,979
                                                                       -----------
            PHARMACEUTICALS (1.8%)
    41,800  Hi-Tech Pharmacal Co., Inc.*                                     1,156
    88,100  Impax Laboratories, Inc.*                                        2,412
    17,200  Jazz Pharmaceuticals, Inc.*                                        549
   159,105  Medicines Co.*                                                   2,498
   129,565  Par Pharmaceutical Companies, Inc.*                              4,462
   143,332  Questcor Pharmaceuticals, Inc.*                                  2,939
    77,490  Santarus, Inc.*                                                    241
    65,150  ViroPharma, Inc.*                                                1,257
                                                                       -----------
                                                                            15,514
                                                                       -----------
            Total Health Care                                              111,771
                                                                       -----------

            INDUSTRIALS (17.8%)
            -------------------
            AEROSPACE & DEFENSE (0.2%)
    19,600  Cubic Corp.                                                      1,060
   141,651  GenCorp, Inc.*                                                     925
                                                                       -----------
                                                                             1,985
                                                                       -----------
            AIR FREIGHT & LOGISTICS (0.2%)
    20,400  Forward Air Corp.                                                  686
    74,400  Pacer International, Inc.*                                         445
    18,100  Park-Ohio Holdings Corp.*                                          386
                                                                       -----------
                                                                             1,517
                                                                       -----------
            AIRLINES (0.4%)
    27,200  Alaska Air Group, Inc.*                                          1,792
   216,633  Hawaiian Holdings, Inc.*                                         1,267
    67,800  US Airways Group, Inc.*                                            616
                                                                       -----------
                                                                             3,675
                                                                       -----------
            COMMERCIAL PRINTING (0.1%)
   175,110  Cenveo, Inc.*                                                    1,135
                                                                       -----------
            CONSTRUCTION & ENGINEERING (0.5%)
   273,843  Great Lakes Dredge & Dock Corp.                                  2,040
    40,914  Michael Baker Corp.*                                             1,008
    98,600  Sterling Construction Co., Inc.*                                 1,478
                                                                       -----------
                                                                             4,526
                                                                       -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    12,700  NACCO Industries, Inc. "A"                                       1,336
    39,900  Sauer-Danfoss, Inc.*                                             2,355
    41,000  Twin Disc, Inc.                                                  1,397
                                                                       -----------
                                                                             5,088
                                                                       -----------
            DIVERSIFIED SUPPORT SERVICES (0.4%)
    10,100  Enernoc, Inc.*                                                     181
   106,500  G & K Services, Inc. "A"                                         3,525
     8,600  Viad Corp.                                                         214
                                                                       -----------
                                                                             3,920
                                                                       -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.0%)
    46,700  A. O. Smith Corp.                                                2,054
    61,700  Acuity Brands, Inc.                                              3,628

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
   314,390  Belden, Inc.                                               $    11,956
                                                                       -----------
                                                                            17,638
                                                                       -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.8%)
    30,800  Rollins, Inc.                                                      646
   189,837  Standard Parking Corp.*                                          3,320
   115,284  Tetra Tech, Inc.*                                                2,723
                                                                       -----------
                                                                             6,689
                                                                       -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
    71,365  Insperity, Inc.                                                  2,161
    49,800  Kelly Services, Inc. "A"*                                          952
                                                                       -----------
                                                                             3,113
                                                                       -----------
            INDUSTRIAL CONGLOMERATES (1.8%)
   319,000  Carlisle Companies, Inc.                                        15,803
                                                                       -----------
            INDUSTRIAL MACHINERY (4.3%)
    99,500  Actuant Corp. "A"(a)                                             2,762
   293,603  Albany International Corp. "A"                                   7,431
   120,530  Altra Holdings, Inc.*                                            3,060
    38,200  Briggs & Stratton Corp.                                            901
    20,700  Chart Industries, Inc.*                                          1,006
    39,200  CIRCOR International, Inc.                                       1,781
    19,600  CLARCOR, Inc.                                                      886
    18,600  Colfax Corp.*                                                      406
   124,200  ESCO Technologies, Inc.                                          4,556
    23,800  Kadant, Inc.*                                                      734
   212,600  Mueller Industries, Inc.                                         8,317
   288,400  Mueller Water Products, Inc. "A"                                 1,269
    29,200  Nordson Corp.                                                    1,664
    64,400  TriMas Corp.*                                                    1,495
    27,400  Watts Water Technologies, Inc. "A"                               1,060
                                                                       -----------
                                                                            37,328
                                                                       -----------
            MARINE (0.9%)
   135,751  Kirby Corp.*                                                     7,708
                                                                       -----------
            OFFICE SERVICES & SUPPLIES (2.3%)
   552,700  ACCO Brands Corp.*                                               5,367
   107,100  Knoll, Inc.                                                      2,102
    87,400  Steelcase, Inc. "A"                                              1,010
    77,000  Sykes Enterprises, Inc.*                                         1,542
   141,300  United Stationers, Inc.                                         10,182
                                                                       -----------
                                                                            20,203
                                                                       -----------
            RAILROADS (0.9%)
   131,000  Genesee & Wyoming, Inc. "A"*                                     8,119
                                                                       -----------
            RESEARCH & CONSULTING SERVICES (0.3%)
   117,223  Dolan Co.*                                                       1,380
    54,700  Huron Consulting Group, Inc.*                                    1,575
                                                                       -----------
                                                                             2,955
                                                                       -----------
            SECURITY & ALARM SERVICES (0.1%)
    25,400  Brink's Co.                                                        839
                                                                       -----------
            TRADING COMPANIES & DISTRIBUTORS (1.4%)
    72,200  Applied Industrial Technologies, Inc.                            2,546
    49,100  CAI International, Inc.*                                         1,235
    29,800  DXP Enterprises, Inc.*                                             782
   175,700  GATX Corp.                                                       7,427
                                                                       -----------
                                                                            11,990
                                                                       -----------
            TRUCKING (0.2%)
    35,900  Knight Transportation, Inc.                                        647

================================================================================

7  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
    66,300  Quality Distribution, Inc.*                                $       789
                                                                       -----------
                                                                             1,436
                                                                       -----------
            Total Industrials                                              155,667
                                                                       -----------
            INFORMATION TECHNOLOGY (19.0%)
            ------------------------------
            APPLICATION SOFTWARE (3.2%)
    65,224  ACI Worldwide, Inc.*                                             2,155
   170,000  Actuate Corp.*                                                     991
    68,000  Blackboard, Inc.*                                                3,271
   118,500  Epicor Software Corp.*                                           1,481
    80,200  Epiq Systems, Inc.                                               1,141
    32,391  Interactive Intelligence, Inc.*                                  1,212
    77,070  JDA Software Group, Inc.*                                        2,526
    16,600  Kenexa Corp.*                                                      488
   325,001  Lawson Software, Inc.*                                           3,598
   257,000  Magma Design Automation, Inc.*                                   1,635
   110,800  Net 1 U.E.P.S Technologies, Inc.*                                  929
    15,600  NetScout Systems, Inc.*                                            399
    60,900  Parametric Technology Corp.*                                     1,478
   118,890  Quest Software, Inc.*                                            3,063
   164,130  Smith Micro Software, Inc.*                                      1,267
    82,400  TIBCO Software, Inc.*                                            2,471
                                                                       -----------
                                                                            28,105
                                                                       -----------
            COMMUNICATIONS EQUIPMENT (2.5%)
    49,300  ADTRAN, Inc.                                                     2,035
    67,700  Aruba Networks, Inc.*(a)                                         2,432
   206,500  Bigband Networks, Inc.*                                            529
    32,000  Calix, Inc.*                                                       699
    44,800  Comtech Telecommunications Corp.                                 1,268
    67,200  DG FastChannel, Inc.*                                            2,459
    15,000  Digi International, Inc.*                                          177
    66,270  InterDigital, Inc.(a)                                            3,068
    50,600  Netgear, Inc.*                                                   2,112
    86,850  Oplink Communications, Inc.*                                     1,720
   100,000  Riverbed Technology, Inc.*                                       3,514
    50,600  SeaChange International, Inc.*                                     542
   138,560  Tekelec*                                                         1,157
                                                                       -----------
                                                                            21,712
                                                                       -----------
            COMPUTER HARDWARE (0.8%)
   137,396  Cray, Inc.*                                                        923
   181,000  Diebold, Inc.                                                    6,118
                                                                       -----------
                                                                             7,041
                                                                       -----------
            COMPUTER STORAGE & PERIPHERALS (0.6%)
    95,086  Electronics for Imaging, Inc.*                                   1,708
    38,500  Intermec, Inc.*                                                    442
   273,630  Novatel Wireless, Inc.*                                          1,696
    40,800  Synaptics, Inc.*(a)                                              1,160
                                                                       -----------
                                                                             5,006
                                                                       -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    71,120  CSG Systems International, Inc.*                                 1,511
   171,890  Global Cash Access Holdings, Inc.*                                 567
    31,030  Online Resources Corp.*                                            119
    97,650  TeleTech Holdings, Inc.*                                         1,940
    41,038  TNS, Inc.*                                                         674
    62,300  VeriFone Holdings, Inc.*                                         3,415
                                                                       -----------
                                                                             8,226
                                                                       -----------
            ELECTRONIC COMPONENTS (0.2%)
   221,000  Power-One, Inc.*(a)                                              1,825
                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
    90,500  Coherent, Inc.*                                            $     5,657
    40,858  Daktronics, Inc.                                                   438
    21,800  DDi Corp.                                                          210
   145,030  MTS Systems Corp.                                                6,421
    97,400  Newport Corp.*                                                   1,824
                                                                       -----------
                                                                            14,550
                                                                       -----------
            ELECTRONIC MANUFACTURING SERVICES (0.4%)
    21,500  Echelon Corp.*(a)                                                  204
     4,600  Multi-Fineline Electronix, Inc.*                                   123
   170,598  Nam Tai Electronics, Inc.                                        1,047
   155,700  Sanmina-SCI Corp.*                                               1,825
                                                                       -----------
                                                                             3,199
                                                                       -----------
            HOME ENTERTAINMENT SOFTWARE (0.3%)
    20,700  RealD, Inc.*(a)                                                    602
   109,400  Take-Two Interactive Software, Inc.*(a)                          1,770
                                                                       -----------
                                                                             2,372
                                                                       -----------
            INTERNET SOFTWARE & SERVICES (0.8%)
   108,600  EarthLink, Inc.                                                    893
    68,800  Keynote Systems, Inc.                                            1,468
     9,000  Opentable, Inc.*                                                 1,002
   159,200  Openwave Systems, Inc.*                                            334
     9,800  Perficient, Inc.*                                                  122
   163,400  United Online, Inc.                                              1,079
   125,900  ValueClick, Inc.*                                                2,109
                                                                       -----------
                                                                             7,007
                                                                       -----------
            IT CONSULTING & OTHER SERVICES (1.6%)
    74,575  Acxiom Corp.*                                                    1,086
    34,600  CACI International, Inc. "A"*                                    2,115
   104,500  Lionbridge Technologies, Inc.*                                     352
    19,100  ManTech International Corp. "A"*                                   838
   100,500  Maximus, Inc.                                                    8,039
    53,300  SRA International, Inc. "A"*                                     1,652
    22,900  Virtusa Corp.*                                                     427
                                                                       -----------
                                                                            14,509
                                                                       -----------
            OFFICE ELECTRONICS (0.6%)
   128,000  Zebra Technologies Corp. "A"*                                    5,029
                                                                       -----------
            SEMICONDUCTOR EQUIPMENT (1.5%)
   265,200  Amkor Technology, Inc.*                                          1,777
    23,800  Cohu, Inc.                                                         343
   263,200  Entegris, Inc.*                                                  2,272
     8,200  FEI Co.*                                                           266
   177,281  GT Solar International, Inc.*(a)                                 1,980
   203,900  Kulicke & Soffa Industries, Inc.*                                1,847
    49,500  LTX-Credence Corp.*                                                429
    95,200  Rubicon Technology, Inc.*                                        2,714
    47,900  Tessera Technologies, Inc.*                                        947
    12,600  Veeco Instruments, Inc.*(a)                                        644
                                                                       -----------
                                                                            13,219
                                                                       -----------
            SEMICONDUCTORS (1.7%)
   223,200  ANADIGICS, Inc.*                                                   873
   189,291  Applied Micro Circuits Corp.*                                    1,984
   175,600  Integrated Device Technology, Inc.*                              1,428
    81,358  IXYS Corp.*                                                      1,290
   334,080  Lattice Semiconductor Corp.*                                     2,268
    37,000  Microsemi Corp.*                                                   873
   301,000  RF Micro Devices, Inc.*                                          2,005
    31,380  Semtech Corp.*                                                     881

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
    64,668  Sigma Designs, Inc.*                                       $       825
    33,588  Standard Microsystems Corp.*                                       912
   141,870  TriQuint Semiconductor, Inc.*                                    1,954
                                                                       -----------
                                                                            15,293
                                                                       -----------
            SYSTEMS SOFTWARE (1.6%)
   128,700  Progress Software Corp.*                                         3,816
    96,154  TeleCommunication Systems, Inc. "A"*                               443
   380,600  Websense, Inc.*                                                  9,816
                                                                       -----------
                                                                            14,075
                                                                       -----------
            TECHNOLOGY DISTRIBUTORS (0.6%)
    43,000  Anixter International, Inc.                                      3,231
   244,500  Brightpoint, Inc.*                                               2,474
                                                                       -----------
                                                                             5,705
                                                                       -----------
            Total Information Technology                                   166,873
                                                                       -----------
            MATERIALS (6.0%)
            ----------------
            ALUMINUM (0.2%)
    91,500  Noranda Aluminum Holding Corp.*                                  1,555
                                                                       -----------
            DIVERSIFIED CHEMICALS (0.3%)
   117,900  Solutia, Inc.*                                                   3,107
                                                                       -----------
            FOREST PRODUCTS (0.7%)
    91,500  Deltic Timber Corp.                                              6,204
                                                                       -----------
            METAL & GLASS CONTAINERS (0.7%)
   122,700  AptarGroup, Inc.                                                 6,436
                                                                       -----------
            PAPER PACKAGING (0.6%)
    99,420  Boise, Inc.                                                        976
    63,200  Rock-Tenn Co. "A"(a)                                             4,365
                                                                       -----------
                                                                             5,341
                                                                       -----------
            PAPER PRODUCTS (0.1%)
    28,600  Neenah Paper, Inc.                                                 667
                                                                       -----------
            PRECIOUS METALS & MINERALS (0.3%)
    77,200  Coeur d'Alene Mines Corp.*                                       2,448
                                                                       -----------
            SPECIALTY CHEMICALS (2.6%)
    37,500  Ferro Corp.*                                                       562
    54,530  Innophos Holdings, Inc.                                          2,527
    23,900  KMG Chemicals, Inc.                                                492
   108,200  Kraton Performance Polymers, Inc.*                               4,994
   150,494  Omnova Solutions, Inc.*                                          1,279
   145,910  PolyOne Corp.                                                    2,113
    58,700  Rockwood Holdings, Inc.*                                         3,331
   383,361  Zep, Inc.                                                        7,284
                                                                       -----------
                                                                            22,582
                                                                       -----------
            STEEL (0.5%)
    24,300  Haynes International, Inc.                                       1,313
    25,900  Metals USA Holdings Corp.*                                         440
   103,600  Worthington Industries, Inc.                                     2,235
                                                                       -----------
                                                                             3,988
                                                                       -----------
            Total Materials                                                 52,328
                                                                       -----------

            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.3%)
    44,700  Cogent Communications Group, Inc.*                                 649
   103,220  PAETEC Holding Corp.*                                              371

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
   385,800  Vonage Holdings Corp.*                                     $     1,991
                                                                       -----------
                                                                             3,011
                                                                       -----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
    22,900  Cbeyond, Inc.*                                                     292
                                                                       -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    81,620  USA Mobility, Inc.                                               1,261
                                                                       -----------
            Total Telecommunication Services                                 4,564
                                                                       -----------
            UTILITIES (2.6%)
            ----------------
            ELECTRIC UTILITIES (1.3%)
   168,600  UniSource Energy Corp.                                           6,260
   166,200  Weststar Energy, Inc.                                            4,522
                                                                       -----------
                                                                            10,782
                                                                       -----------
            GAS UTILITIES (1.3%)
   127,600  Atmos Energy Corp.                                               4,452
    74,850  New Jersey Resources Corp.                                       3,277
     7,300  South Jersey Industries, Inc.                                      420
    84,800  WGL Holdings, Inc.                                               3,351
                                                                       -----------
                                                                            11,500
                                                                       -----------
            WATER UTILITIES (0.0%)
    11,392  Consolidated Water Co. Ltd.(a)                                     112
                                                                       -----------
            Total Utilities                                                 22,394
                                                                       -----------
            Total Common Stocks (cost: $616,959)                           843,670
                                                                       -----------
            MONEY MARKET INSTRUMENTS (3.5%)

            MONEY MARKET FUNDS (3.5%)

31,031,822  State Street Institutional Liquid Reserve
               Fund, 0.11% (c)(cost: $31,032)                               31,032
                                                                       -----------
            Total Money Market Instruments (cost: $31,032)                  31,032
                                                                       -----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (3.7%)

            MONEY MARKET FUNDS (2.1%)
 6,394,248  Blackrock Liquidity Funds Tempfund, 0.10%(c)                     6,394
11,767,180  Fidelity Institutional Money Market Portfolio, 0.16%(c)         11,767
                                                                       -----------
            Total Money Market Funds                                        18,161
                                                                       -----------

PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (1.6%)
$    5,866  Credit Suisse First Boston, LLC, 0.04%, acquired
               on 04/29/2011 and due 5/02/2011 at $5,866
               (colleralized by $5,970 of Federal Home Loan Bank(b),
               0.45%, due 5/04/2012; market value $5,983)                    5,866

================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

PRINCIPAL                                                                   MARKET
AMOUNT                                                                       VALUE
(000)       SECURITY                                                         (000)
----------------------------------------------------------------------------------
$    8,012  Deutsche Bank Securities, Inc., 0.03%,
               acquired on 4/29/2011 and due 5/02/2011 at
               $8,012 (collateralized by $8,160 of Federal Home
               Loan Bank(b),1.05%, due 7/29/2013; market value $8,173) $     8,012
                                                                       -----------
            Total Repurchase Agreements                                     13,878
                                                                       -----------
            Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned
               (cost: $32,039)                                              32,039
                                                                       -----------
            TOTAL INVESTMENTS (COST: $680,030)                         $   906,741
                                                                       ===========
($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES       OTHER          SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                            MARKETS        OBSERVABLE         INPUTS
                                         FOR IDENTICAL       INPUTS
ASSETS                                      ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
   COMMON STOCKS                         $     843,670    $        --      $         --     $    843,670
MONEY MARKET INSTRUMENTS:
   MONEY MARKET FUNDS                           31,032             --                --           31,032
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
   MONEY MARKET FUNDS                           18,161             --                --           18,161
   REPURCHASE AGREEMENTS                            --         13,878                --           13,878
--------------------------------------------------------------------------------------------------------
Total                                    $     892,863    $    13,878      $         --     $    906,741
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Small Cap Stock Fund Shares and Small Cap Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's

================================================================================

13  | USAA Small Cap Stock Fund

================================================================================

foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of April 30, 2011, was approximately $31,116,000.

E. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $244,404,000 and $17,693,000, respectively, resulting in net unrealized appreciation of $226,711,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $877,083,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

15  | USAA Small Cap Stock Fund

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT    Real estate investment trust

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of April 30, 2011.
(b) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2011.

*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.